ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2011
Environmental Matters [Abstract]
Environmental Matters
16.	ENVIRONMENTAL MATTERS

Certain Eastman manufacturing sites generate hazardous and nonhazardous wastes, the treatment, storage, transportation, and disposal of which are regulated by various governmental agencies.  In connection with the cleanup of various hazardous waste sites, the Company, along with many other entities, has been designated a potentially responsible party ("PRP"), by the U.S. Environmental Protection Agency under the Comprehensive Environmental Response, Compensation and Liability Act, which potentially subjects PRPs to joint and several liability for such cleanup costs.  In addition, the Company will be required to incur costs for environmental remediation and closure and postclosure under the federal Resource Conservation and Recovery Act.  Reserves for environmental contingencies have been established in accordance with Eastman's policies described in Note 1, "Significant Accounting Policies."  Because of expected sharing of costs, the availability of legal defenses, and the Company's preliminary assessment of actions that may be required, management does not believe that the Company's liability for these environmental matters, individually or in the aggregate, will be material to the Company's consolidated financial position, results of operations or cash flows.  The Company's total reserve for environmental contingencies was $39 million and $40 million at December 31, 2011 and 2010, respectively.  This reserve includes $6 million related to previously closed and impaired sites, as well as sites that have been divested but for which the Company retains the environmental liability related to these sites.

Estimated future environmental expenditures for remediation costs range from the minimum or best estimate of $11 million to the maximum of $29 million at December 31, 2011.  The best estimate accrued to date over the facilities' estimated useful lives for asset retirement obligation costs is $28 million at December 31, 2011.

During third quarter 2011, as described in Note 3, "Acquisitions and Investments in Joint Ventures" the Company completed the acquisitions of Sterling and Scandiflex, resulting in a $4 million increase to the reserve for environmental contingencies consisting of an additional $1 million in asset retirement obligation costs and a minimum or best estimate of $3 million to a maximum of $4 million of estimated future environmental expenditures for remediation.

The Company completed the sale of the PET business on January 31, 2011.  As a result, $3 million in asset retirement obligation costs were divested.

For additional information, see Note 25, "Reserve Rollforwards."